Long-term Debt and Other Long-Term Liabilities	12 Months Ended
Mar. 31, 2018
Borrowings [Abstract]
Long-term Debt and Other Long-Term Liabilities
18.	Long-term debt AND other Long-TERM LIABILITIES

(a)	Long-term debt
		March 31,	March 31,
	Maturity Date	2018	2017
Mortgage payable with a five-year term and amortization period of seven years bearing an annual interest rate of 4.9%	August 1, 2021	$2,777	$3,210

Mortgage payable with a five-year term and amortization period of seven years bearing an annual interest rate of 5.3%	December 1, 2019	1,089	1,345

Mortgage payable with a five-year term and amortization period of seven years bearing an annual interest rate of 4.8%	December 1, 2020	2,648	2,994

Term loan at 10% interest with monthly repayment	October 1, 2024	1,564	1,724

Finance lease obligations with interest rates between 5.9%-17.1%, and terms between 2-5 years, liens against the related leased equipment		344	1,057
		8,422	10,330
Less: current portion		(1,557)	(1,691)
Long-term portion		$6,865	$8,639

The mortgage with a maturity date of August 1, 2021 is secured by a first charge mortgage on the Tweed Farms property, a first position on a Tweed Farms general security agreement and a specific security interest, backed by a corporate guarantee from the Company.

The mortgage with a maturity date of December 1, 2019 is secured by a first charge on the Tweed Farms property.

In respect of the mortgage with a maturity date of December 1, 2020, the mortgage is secured by a first charge on the Mettrum Bowmanville property.

The mortgages payable, all with Farm Credit Canada, a Canadian Crown Corporation can be prepaid at any time but is subject to a prepayment fee equal to the greater of (a) three months’ interest on the amount being prepaid or (b) the amount of interest lost by the lender over the remaining term of the loan on the amount being prepaid.

The Company also has revolving lines of credit for up to $5,500 with Farm Credit Corporation, with variable interest rates based on the CIBC prime rate plus 1.2% with a 5 year term and interest only payments on drawn amounts, but is payable on demand or may be prepaid at any time at the option of the Company. The lines of credit are subject to disbursement conditions related to capital expenditures at Tweed Farms and Mettrum. The lines of credit were undrawn as at March 31, 2018 and March 31, 2017.

The term loan was added to the existing lease agreement for the Toronto facilities and is held by a related party. The loan accrues interest at 10% annually and is payable over the initial ten-year term of the amended lease to October 1, 2024 by way of additional monthly rent of $27, which includes principal and interest payments.

18.	Long-term debt AND other Long-TERM LIABILITIES (CONTINUED)

Principal repayments required on the long-term debt in the next five fiscal years are as follows:

2019	$1,547
2020	2,048
2021	2,537
2022	1,588
2023	263
Thereafter	439

$8,422

(b)	Other long-term liabilities

At March 31, 2018 other long-term liabilities of $61,150 is comprised of the BC Tweed Put Liability (Note 13) with a fair value of $56,300 and the Vert Mirabel Put Liability (Note 10(a)(iv)) with a fair value of $4,850.